Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 198.3	$ 198.4
Intangible assets	251.3	283.6
Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0.0	0.0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	242.3	269.8
Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	9.0	13.8
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	253.7	253.8
Intangible assets	905.6	909.4
Cost | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	111.3	111.3
Cost | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	503.2	508.0
Cost | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	291.1	290.1
Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	(55.4)	(55.4)
Intangible assets	(654.3)	(625.8)
Accumulated Amortization and Impairment | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(111.3)	(111.3)
Accumulated Amortization and Impairment | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(260.9)	(238.2)
Accumulated Amortization and Impairment | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ (282.1)	$ (276.3)